Short-Term and Long-Term Financial Liabilities - Schedule of Maturity Profile of Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Profile of Financial Liabilities [Abstract]
2024		$ 10,447,906
2025	4,555,895	6,447,769
2026		4,448,513
2027		4,039,287
2028	70,119,275	39,867,222
Total	$ 74,675,170	$ 65,250,697